Securities Act File No.  33-40682
                                       Investment Company Act File No. 811-06312
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

                         Post-Effective Amendment No. 21                    /X/
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/
                                Amendment No. 21                            /X/
                        (Check appropriate box or boxes)

                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                           10112
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:            (212) 632-6000

                            David M. Goldenberg, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Services)

                                    copy to:

                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

 It is proposed that this filing will become effective (check appropriate box)


---- immediately upon filing pursuant to paragraph (b)

     on  (DATE)  pursuant to paragraph (b)
----
 X
---- 60 days after filing pursuant to paragraph (a) (1)

---- on  (DATE)  pursuant to paragraph (a) (1)

---- 75 days after filing pursuant to paragraph (a) (2)

---- on  (DATE)  pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

     this post-effective amendment designates a new effective
---- date for a previously filed post-effective amendment.

LAZARD FUNDS
-------------------------------------------------------------------------------

                                        PROSPECTUS




                                        _______ __, 200_



                                        --------------------------------


                                        Lazard Mortgage Portfolio
                                        --------------------------------

                                        30 Rockefeller Plaza
                                        New York, New York 10112
                                        (800) 823-6300






AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
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CAREFULLY REVIEW THIS
IMPORTANT SECTION, WHICH            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
SUMMARIZES THE PORTFOLIO'S
INVESTMENTS, RISKS, PAST
PERFORMANCE AND FEES.
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REVIEW THIS SECTION FOR MORE       INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INFORMATION ON INVESTMENT
STRATEGIES AND THEIR RISKS.
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REVIEW THIS SECTION FOR             FUND MANAGEMENT
DETAILS ON THE PEOPLE AND               - INVESTMENT MANAGER
ORGANIZATIONS WHO OVERSEE THE           - PRINCIPAL PORTFOLIO MANAGERS
PORTFOLIO.                              - ADMINISTRATOR
                                        - DISTRIBUTOR
                                        - CUSTODIAN
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REVIEW THIS SECTION FOR            SHAREHOLDER INFORMATION
DETAILS ON HOW SHARES ARE               - GENERAL
VALUED, HOW TO PURCHASE, SELL           - HOW TO BUY SHARES
AND EXCHANGE SHARES, RELATED            - HOW TO SELL SHARES
CHARGES AND PAYMENTS OF                 - INVESTOR SERVICES
DIVIDENDS AND DISTRIBUTIONS.            - GENERAL POLICIES
                                        - ACCOUNT POLICIES, DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

REVIEW THIS SECTION FOR RECENT      FINANCIAL HIGHLIGHTS
FINANCIAL INFORMATION.
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WHERE TO LEARN MORE ABOUT THE       BACK COVER
PORTFOLIO.
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Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard"), serves as the Portfolio's investment manager.


THE PORTFOLIO                      The Lazard Funds, Inc. (the "Fund") consists
                                   of twelve separate portfolios, only one of which, Lazard Mortgage Portfolio (the
                                   "Portfolio"), is being offered through this Prospectus. The Portfolio has its own investment objective, strategies and risk/return profile. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                                   You should be aware that the Portfolio:

                                   o  Is not a bank deposit

                                   o Is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                                   o  Is not guaranteed to achieve its stated
                                      goals

                                   The minimum initial investment for Portfolio
                                   Shares is $1,000,000.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
-------------------------------------------------------------------------------

LAZARD MORTGAGE PORTFOLIO

INVESTMENT OBJECTIVE               The Portfolio seeks total return from a
                                   combination of current income and capital appreciation, along with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES    The Portfolio invests primarily in
                                   mortgage-related securities issued or
                                   guaranteed by the U.S. Government, its
                                   agencies or instrumentalities. The Portfolio also invests in mortgage-related securities rated, at the time of purchase, Aaa/AAA by a nationally recognized statistical rating organization.

PRINCIPAL INVESTMENT RISKS         A security guaranteed by the U.S. Government
                                   is guaranteed only as to principal and
                                   interest. Neither the market value of the security nor the Portfolio's share price is guaranteed.

                                   Prices of certain mortgage-related securities tend to move inversely with changes in interest rates. In periods of declining interest rates, mortgages underlying a mortgage-related security are more likely to be prepaid, which could hurt the Portfolio's share price or yield. Other mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile or less liquid than more traditional debt securities. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                                   The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared to funds that are diversified. Accordingly, its performance may be more sensitive to changes in the market value of a single issuer or group of issuers.

PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Portfolio had not completed a year of operations. Accordingly, no performance information is provided.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual Portfolio Operating Expenses are paid out of Portfolio assets, and are reflected in the share price.

ANNUAL PORTFOLIO
OPERATING EXPENSES
(FEES THAT ARE
DEDUCTED FROM
PORTFOLIO ASSETS)
-------------------------------
Management fees          .40%
-------------------------------
Distribution and
Service (12b-1) fees     None
-------------------------------
Other expenses*          .86%
-------------------------------
Total Annual Portfolio
Operating Expenses       1.26%
-------------------------------
Fee Waiver and
Expense Reimbursement** (.61)%
-------------------------------
Net Operating
Expenses**               .65%
-------------------------------

*  "Other expenses" are based on estimated amounts for the current fiscal year.

** The Investment Manager has contractually agreed to waive its fee and/or reimburse the Portfolio through December 31, 2001 to the extent Total Annual Portfolio Operating Expenses exceed .65% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the table at right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 initial investment

     o    5% annual return each year

     o redemption at the end of each period o no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be higher or lower.

LAZARD MORTGAGE PORTFOLIO               1+                3+
                                      Year             Years
-----------------------------------------------------------------
                                       $66              $339
-----------------------------------------------------------------
+ Year 1 fees and expenses are based on the net amount pursuant to contractual agreement.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-------------------------------------------------------------------------------
LAZARD MORTGAGE PORTFOLIO
Ticker Symbol:  Not Available
INVESTMENT OBJECTIVE AND STRATEGIES

Lazard Mortgage Portfolio seeks total return from a combination of current income and capital appreciation, along with the preservation of capital. The Portfolio invests primarily in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio also invests in mortgage-related securities rated, at the time of purchase, AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc., or the unrated equivalent as determined by the Investment Manager.

The Portfolio generally invests at least 65% of its assets in mortgage-related securities of U.S. issuers. The Portfolio generally will invest a majority of its assets in mortgage-related securities issued or guaranteed by the Government National Mortgage Association (popularly called "Ginnie Maes"), the Federal National Mortgage Association ("Fannie Maes") and the Federal Home Loan Mortgage Corporation ("Freddie Macs"). Ginnie Maes are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association and this guarantee is backed by the full faith and credit of the U.S. Government. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The Portfolio also may invest in other mortgage-related securities issued by U.S. issuers. The Portfolio may invest up to 35% of its assets in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, AAA-rated asset-backed securities and short-term money market instruments. In addition, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Portfolio sells a mortgage-related security to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.

The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions and lending portfolio securities.

ADDITIONAL RISK FACTORS

A security guaranteed by the U.S. Government is guaranteed only as to principal and interest. Neither the market value of the security nor the Portfolio's share price is guaranteed. Prices of certain Ginnie Maes and other mortgage-related securities tend to move inversely with changes in interest rates. While a rise in rates may allow the Portfolio to invest for higher yields, the most immediate effect is usually a drop in the security's price, and therefore in the Portfolio's share price as well. As a result, the value of your investment in the Portfolio could go up or down, which means that you could lose money.

Although the price of a Ginnie Mae or other mortgage-related security may decline when interest rates rise, the converse is not necessarily true. In periods of declining interest rates, the mortgages underlying a mortgage-related security are more likely to be prepaid, which could hurt the Portfolio's share price or yield. During periods of rapidly rising interest rates, such mortgages may be prepaid at slower than expected rates which effectively may lengthen a mortgage-related security's expected maturity and cause the value of the security to fluctuate more widely in response to changes in interest rates.

Other mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the securities' purchase price.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but this could reduce the benefit from any upswing in the market for mortgage-related securities and may result in the Portfolio not achieving its investment objective.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may also use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

FUND MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Portfolio's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.6 billion as of September 30, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's other Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .40% of the Portfolio's average daily net asset value. The investment management fees are accrued daily and paid monthly.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Kenneth C. Weiss and Eric S. Silvergold (each since inception).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

KENNETH C. WEISS. Mr. Weiss has been a Managing Director of the Investment Manager since February 2000, when he joined the Investment Manager. Prior thereto, he was President and Chief Executive Officer of Hyperion Capital Management.

ERIC S. SILVERGOLD. Mr. Silvergold has been a Senior Vice President of the Investment Manager since December 1999 (a Vice President prior to that time). He joined the Investment Manager in April 1995.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard acts as distributor for the Portfolio.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

GENERAL
                                   Portfolio shares are sold, without a sales charge, on a continuous basis at the net asset value per share ("NAV") next determined after an order in proper form is received by the Fund's Transfer Agent, Boston Financial Data Services, Inc., or another authorized entity. The NAV is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. The Portfolio's securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.

                                   MINIMUM INVESTMENT

                                   All purchases made by check should be in U.S. dollars and made payable to "The Lazard Funds, Inc." Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days. Please note that the minimum initial investment is $1,000,000.


HOW TO BUY SHARES

                           INITIAL PURCHASE                                  ADDITIONAL PURCHASES
BY MAIL          1.  Complete a Purchase Application.                    1.  Make a check payable to "The
                     Indicate the services to be used.                       Lazard Funds, Inc."  Write the
                                                                             shareholder's account number on
                                                                             the check.

                 2.  Mail the Purchase Application and a check for
                     $1,000,000 or more for Institutional Shares,
                     payable to "The Lazard Funds, Inc." to:             2.  Mail the check and the
                                                                             detachable stub from the Statement
                                                                             of Account (or a letter providing
                          The Lazard Funds, Inc.                             the account number) to the address
                          P.O. Box 9363                                      set forth in Item 2 under "Initial
                          Boston, Massachusetts                              Purchase - By Mail."
                            02205-9363
                          Attention:  (Name of Portfolio)


BY WIRE          1.  Call (800) 986-3455 toll-free from any                  Instruct the wiring bank to
                      state and provide the following:                       transmit the specified amount in
                                                                             federal funds to State Street Bank
                                                                             and Trust Company, as instructed
                                                                             in Item 2 under "Initial Purchase
                 o    the name of the Portfolio to be                        - By Wire."
                      invested in

                 o    name(s) in which shares are to be registered

                 o    address

                 o    social security or tax identification
                      number

                 o    dividend payment election

                 o    amount to be wired

                 o    name of the wiring bank, and

                 o name and telephone number of the person to be contacted in connection with the order.

                 An account number will then be assigned.

                 2. Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to State
                 Street Bank and Trust Company:

                 ABA #: 011000028
                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 Custody and Shareholder Services Division
                 DDA 9905-2375
                 Attention: (Name of Portfolio)
                 The Lazard Funds, Inc.
                 Shareholder's Name and Account Number

                 3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under "Initial
                 Purchase - By Mail."

HOW TO SELL SHARES

GENERAL

The Fund imposes no charges when shares are sold. However, securities dealers and other institutions may charge their clients a fee for effecting sales of Portfolio shares. Upon receipt by the Transfer Agent, Lazard or another authorized entity of a sale request in proper form, Portfolio shares will be sold at their next determined NAV. (See below.)

Checks for sale proceeds ordinarily will be mailed within seven days. Where the shares to be sold have been purchased by check, the sale proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days. Alternatively, redemption requests may be satisfied through a transfer of in-kind portfolio securities:

SELLING SHARES

THROUGH THE TRANSFER AGENT:             Shareholders
                                        who do not have a brokerage
                                        account with Lazard should submit their
                                        sale requests to the Transfer Agent by
                                        telephone or mail, as follows:

                                        TELEPHONE REDEMPTIONS:
                                        A shareholder may redeem
                                        shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption or a Telephone Redemption Authorization Form. To place a redemption request, or to have telephone redemption privileges added to your account, please call the Transfer Agent's toll-free number, (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

                                        BY MAIL:
                                        1. Write a letter of instruction to the
                                        Fund. Indicate the dollar amount, or
                                        number of shares to be sold, the
                                        Portfolio name, the shareholder's
                                        account number, and social security or
                                        taxpayer identification number.

                                        2. Sign the letter in exactly
                                        the same way the account is registered.
                                        If there is more than one owner of the
                                        account, all must sign.

                                        3. If shares to be sold have a
                                        value of $50,000 or more, the
                                        signature(s) must be guaranteed by a
                                        domestic bank, savings and loan
                                        institution, domestic credit union,
                                        member bank of the Federal Reserve
                                        System, broker-dealer, registered
                                        securities association or clearing
                                        agency, or other participant in a
                                        signature guarantee program. Signature
                                        guarantees by a notary public are not
                                        acceptable. Further documentation may be requested to evidence the authority of the person or entity making the sale request. In addition, all redemption requests that include instructions for redemption proceeds to be sent somewhere other than the address on file, must be signature guaranteed.

                                        4. Mail the letter to the
                                        Transfer Agent at the following address:


                                        The Lazard Funds, Inc.
                                        P.O. Box 9363
                                        Boston, Massachusetts 02205-9363
                                        Attention: (Name of Portfolio)

THROUGH A LAZARD BROKERAGE
 ACCOUNT:                               Shareholders who have a
                                        brokerage account with Lazard should
                                        contact their account representative for specific instructions on how to sell Portfolio shares.

INVESTOR SERVICES
                                        AUTOMATIC REINVESTMENT PLAN
                                        allows your dividends and capital gain
                                        distributions to be reinvested in
                                        additional shares of your Portfolio or
                                        another Portfolio.

                                        EXCHANGE PRIVILEGE allows you
                                        to exchange shares of one Portfolio that have been held for seven days or more for shares of the Institutional Class of another Portfolio in an identically registered account. Shares will be exchanged at the next determined NAV. There is no cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

                                        A shareholder may exchange
                                        shares by writing or calling the
                                        Transfer Agent. To exchange shares by
                                        telephone, the shareholder must have
                                        properly completed and submitted to the
                                        Transfer Agent either a Purchase
                                        Application authorizing such exchanges
                                        or a signed letter requesting that the
                                        exchange privilege be added to the
                                        account. The Transfer Agent's toll-free
                                        number for exchanges is (800) 986-3455.
                                        In order to confirm that telephone
                                        instructions for exchanges are genuine,
                                        the Fund has established reasonable
                                        procedures to be employed by the Fund
                                        and the Transfer Agent, including the
                                        requirement that a form of personal
                                        identification be provided.

                                        The Fund reserves the right to
                                        limit the number of times shares may be
                                        exchanged between Portfolios, to reject
                                        any telephone exchange order, or to
                                        otherwise modify or discontinue exchange privileges at any time.

                                        The Fund's exchange privilege
                                        is not designed to provide investors
                                        with a means of speculating on
                                        short-term market movements. A pattern
                                        of frequent exchanges can be disruptive
                                        to efficient portfolio management and,
                                        consequently, can be detrimental to the
                                        Portfolio's performance and
                                        shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of the exchange privilege, or reject in whole or part any exchange request, with respect to such investor's account. Generally, an investor who makes more than four exchanges per Portfolio during any 12 month period, or who makes exchanges that appear to coincide with a market-timing strategy, may be deemed to be engaged in excessive trading. If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund's policy on excessive trading applies to investors who invest in the Portfolio directly or through financial intermediaries.

                                        TELEPHONE REDEMPTION allows
                                        you to redeem shares at the net asset
                                        value next determined after you call the Transfer Agent with your request.

GENERAL POLICIES

The Fund reserves the right to:

          o Redeem an account, with notice, if the value of the account falls below $1,000 due to redemptions

          o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

          o    Change the required minimum investment amount

          o Delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions received without notice, excessive trading, or during unusual market conditions)

          o Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if it is determined that a redemption is too large and/or may cause harm to the Portfolio and its shareholders

          o Refuse any purchase or exchange request if such request could adversely affect the Portfolio's NAV, including if such person or group has engaged in excessive trading (to be determined at the Fund's discretion)

          o Close an account due to excessive trading after prior notification

ACCOUNT POLICIES, DIVIDENDS AND TAXES

                                        ACCOUNT STATEMENTS

                                        You will receive quarterly
                                        statements detailing your account
                                        activity. All investors will also
                                        receive a yearly statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

                                        DIVIDENDS AND DISTRIBUTIONS

                                        Income dividends are normally
                                        declared each business day and paid
                                        monthly for the Portfolio. Net capital
                                        gains, if any, are normally distributed
                                        annually but may be distributed twice
                                        annually.

                                        Dividends and distributions of
                                        the Portfolio will be invested in
                                        additional shares of the Portfolio at
                                        net asset value and credited to the
                                        shareholder's account on the payment
                                        date or, at the shareholder's election,
                                        paid in cash. Dividend checks and
                                        Statements of Account will be mailed
                                        approximately two business days after
                                        the payment date.

                                        TAX INFORMATION

                                        Please be aware that the following tax
                                        information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.

                                        All dividends and short-term
                                        capital gains distributions are
                                        generally taxable to you as ordinary
                                        income, whether you receive the
                                        distribution in cash or reinvest it in
                                        additional shares. An exchange of the
                                        Portfolio's shares for shares of another
                                        Portfolio will be treated as a sale of
                                        the Portfolio's shares and any gain on
                                        the transaction may be subject to
                                        federal income tax.

                                        Keep in mind that
                                        distributions may be taxable to you at
                                        different rates depending on the length
                                        of time the Portfolio held the
                                        applicable investment not the length of
                                        time that you held your Portfolio
                                        shares. When you do sell your Portfolio
                                        shares, a taxable capital gain or loss
                                        may be realized, except for IRA
                                        accounts.

                                        Federal law requires the
                                        Portfolio to withhold taxes on
                                        distributions paid to shareholders who:

                                        o  fail to provide a social
                                           security number or taxpayer
                                           identification number

                                        o  fail to certify that their
                                           social security number or
                                           taxpayer identification number
                                           is correct

                                        o  fail to certify that they are
                                           exempt from withholding

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

As a new Portfolio, financial highlights information is not available for the Portfolio as of the date of this Prospectus.

For more information about the Portfolio, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

------------------------------------------------------------------------------
YOU CAN GET A FREE COPY OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE PORTFOLIO BY CONTACTING THE FUND AT:

                             THE LAZARD FUNDS, INC.
                              30 ROCKEFELLER PLAZA
                            NEW YORK, NEW YORK 10112
                            TELEPHONE: 1-800-823-6300
                           HTTP://WWW.LAZARDNET.COM
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You can review the SAI at the Public Reference Room of the Securities and
Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:
   o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.
   o  Free from the Commission's Website at http://www.sec.gov.


       Investment Company Act file no. 811-6312

                             THE LAZARD FUNDS, INC.
                            LAZARD MORTGAGE PORTFOLIO
                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (800) 823-6300

                       STATEMENT OF ADDITIONAL INFORMATION
                                _______ __, 200_

          The Lazard Funds, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus relating to Lazard Mortgage Portfolio (the "Portfolio"), dated _______ __, 200_, as it may be revised from time to time.

          To obtain a copy of the Portfolio's Prospectus, please write or call the Fund at the address and telephone number given above.

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                                TABLE OF CONTENTS
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Description of the Fund and Portfolio.......................................3
Investment Restrictions....................................................15
Management.................................................................16
Determination of Net Asset Value...........................................21
Portfolio Transactions.....................................................21
How to Buy and How to Sell Shares..........................................23
Dividends and Distributions................................................24
Taxation...................................................................25
Performance Information....................................................27
Information About the Fund and Portfolio...................................28
Counsel and Independent Auditors...........................................29
Additional Information.....................................................29
Appendix...................................................................30

                      DESCRIPTION OF THE FUND AND PORTFOLIO

          The Fund is a Maryland corporation organized on May 17, 1991. The Portfolio is a separate portfolio of the Fund, an open-end management investment company, known as a mutual fund.

          Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard"), serves as the investment manager (the "Investment Manager") to the Portfolio.

          Lazard is the distributor of the Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Portfolio's Prospectus.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities are secured, directly or indirectly, by pools of mortgages, and may include complex instruments such as collateralized mortgage obligations. These securities also may include mortgage pass-through securities, or other kinds of mortgage-backed securities. The mortgage-related securities which may be purchased by the Portfolio include those with fixed, floating and variable interest rates.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--The Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the GNMA, FNMA and FHLMC, or by private entities. Residential mortgage-related securities issued by private entities are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection is generally provided by having the holders of the subordinated class of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization. The Portfolio will not invest in Subordinated Securities.

COMMERCIAL MORTGAGE-RELATED SECURITIES--The Portfolio may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

GOVERNMENT-AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

GOVERNMENT-RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States Government. FNMA is a government-sponsored organization owned entirely by private stockholders.

          Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States Government created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES--Collateralized mortgage obligations or "CMOs" are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or
(e) any combination thereof. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a REMIC. The Portfolio will not invest in interests in REMICs classified as "residual" interests.

          Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date; these characteristics will vary from one tranche to another. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio will not invest in inverse floating rate CMOs or CMO residuals.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities, including interests in pools of receivables, such as motor vehicle installment purchase obligations, credit card receivables, home equity loans, home improvement loans and manufactured housing loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

          Asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.

          PARTICIPATION INTERESTS. The Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

          The Portfolio may invest in corporate obligations denominated in U.S. dollars that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          The Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

          ZERO COUPON AND STRIPPED U.S. TREASURY SECURITIES. The Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. The Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

          INVESTMENT COMPANIES. The Portfolio may invest, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

          ILLIQUID SECURITIES. The Portfolio may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

          MONEY MARKET INSTRUMENTS. When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Portfolio also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Portfolio's Prospectus.

          BORROWING MONEY. The Portfolio is permitted to borrow money from banks for temporary or emergency (not leveraging) purposes, including to meet redemption requests which might require the untimely disposition of securities, in an amount up to 15% (5% for purposes other than meeting redemption requests) of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

          LENDING PORTFOLIO SECURITIES. The Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, the Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          DERIVATIVES. The Portfolio may invest in, or enter into, derivatives to the extent described in the Prospectus, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio's performance.

          If the Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Fund nor the Portfolio will be a commodity pool, certain derivatives subject the Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which the Portfolio can invest in such derivatives. The Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          When required by the Commission, the Portfolio will segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. The Portfolio may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

          Successful use of futures by the Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Commission, the Portfolio may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. The Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS--IN GENERAL. The Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

          A covered call option written by the Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating cash or other liquid securities. A put option written by the Portfolio is covered when, among other things, the Portfolio segregates cash or liquid securities having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. The Portfolio may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

          Successful use by the Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in interest rates as well as market conditions generally. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

          FUTURE DEVELOPMENTS. The Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in the Prospectus or Statement of Additional Information.

          FORWARD ROLL TRANSACTIONS. To enhance current income, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, commercial paper, and agency discount notes, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the purchase price of those securities. The Portfolio will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

          FORWARD COMMITMENTS. The Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk or price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Portfolio intends to engage in forward commitments to increase its financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

          SWAP AGREEMENTS. To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, the Portfolio may enter into interest rate, index and total return swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

          Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

          MORTGAGE-RELATED SECURITIES. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is possible that the realized return of the security may differ materially from the return originally expected by the Investment Manager. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity (but not past its stated maturity), which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

          Certain mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, as described above, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their values highly volatile.

          In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if the market value of the security declines whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

          SIMULTANEOUS INVESTMENTS BY OTHER PORTFOLIOS OR FUNDS. Investment decisions for the Portfolio are made independently from those of the other portfolios and accounts managed by the Investment Manager. If, however, such other portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

                             INVESTMENT RESTRICTIONS

          The Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the following investment restrictions, except as otherwise noted, are fundamental policies. The Portfolio may not:

          (i) issue senior securities, borrow money or pledge or mortgage its assets, except that the Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities, as described in the Prospectus. For purposes of this investment restriction, the Portfolio's entry into options, forward contracts, futures contracts, including those related to indexes, shall not constitute borrowing;

          (ii) make loans, except loans of portfolio securities not having a value in excess of 33-1/3% of the Portfolio's total assets and except that the Portfolio may purchase debt obligations in accordance with its investment objectives and policies;

          (iii) invest in illiquid securities as defined in "Investment Objectives and Management Policies--Illiquid Securities" if immediately after such investment more than 10% of the value of the Portfolio's net assets would be invested in such securities (this restriction is not a fundamental policy of the Portfolio);

          (iv) purchase securities of other investment companies, except to the extent permitted under the 1940 Act (this restriction is not a fundamental policy of the Portfolio);

          (v) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Portfolio's investments in that industry would exceed 25% of the current value of the Portfolio's total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities;

          (vi) (A) purchase or sell real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate; (B) purchase or sell commodities or commodity contracts (except that the Portfolio may purchase and sell swaps, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices); and (C) invest in interests in or leases relating to oil, gas, or other mineral exploration or development programs; provided, however, that this clause (C) is not a fundamental policy of the Portfolio;

          (vii) purchase securities on margin (except for short-term credits necessary for the clearance of transactions); or

          (viii) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed to be an underwriting.

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                                   MANAGEMENT

          The Fund's Board is responsible for the management and supervision of the Portfolio. The Board approves all significant agreements with those companies that furnish services to the Portfolio. These companies are as follows:

          Lazard Asset Management....................    Investment Manager
          Lazard Freres & Co. LLC....................    Distributor
          Boston Financial Data Services, Inc........    Transfer Agent and
                                                         Dividend Disbursing
                                                          Agent
          State Street Bank and Trust Company........    Custodian

          The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10112.


NAME, ADDRESS AND AGE           POSITION WITH FUND        RINCIPAL OCCUPATION DURING PAST 5 YEARS

Norman Eig* (59)                 Chairman of the Board    Vice Chairman and Managing Director (formerly
                                                          General Partner), Lazard.

Herbert W. Gullquist* (62)       President, Director      Vice Chairman and Managing Director (formerly
                                                          General Partner), Lazard; Chief Investment Officer
                                                          of the Investment Manager.

John J. Burke (71)               Director                 Retired; Former Vice Chairman, Director, Montana
50 Burning Tree Lane                                      Power Company.
Butte, MT  59701

Kenneth S. Davidson (55)         Director                 Managing Partner, Davidson Capital Management
Davidson Capital Management                               Corporation; Director, Blackthorn Fund N.V. and
Corporation                                               Ottertail Valley Railroad.
500 Park Avenue
Suite 510
New York, NY  10022

Carl Frischling* (63)            Director                 Senior Partner, Kramer, Levin, Naftalis & Frankel
Kramer, Levin, Naftalis &                                 LLP, attorneys at law.
 Frankel LLP
919 Third Avenue
New York, NY  10022

Lester Z. Lieberman (69)         Director                 Private Investor; Director of Dowel Associates;
1500 Mt. Kemble Avenue                                    Chairman of the Board of Trustees of Newark Beth
Morristown, NJ  07960                                     Israel Medical Center and Irvington General
                                                          Hospital; Member of the New Jersey State
                                                          Investment Council; prior to 1994, Director of
                                                          United Jersey Bank, N.A. and Clarkson University.

Richard Reiss, Jr. (56)          Director                 Managing Partner, Georgica Advisers LLC, an
Georgica Advisers LLC                                     investment manager.
1114 Avenue of the Americas
New York, NY  10036

John Rutledge (51)               Director                 President, Rutledge & Company, an economics and
Rutledge & Company                                        investment advisory firm; Chairman, Claremont
One Greenwich Office Park                                 Economics Institute.
51 Weaver Street
Greenwich, CT  06831

William Katz (46)                Director                 President and Chief Operating Officer of BBDO, an
BBDO Worldwide Network                                    advertising agency; from May 1994 to February
1285 Avenue of the Americas                               1996, General Manager of BBDO; prior thereto,
New York, NY 10019                                        Executive Vice President and Senior Account
                                                          Director of BBDO.

David M. Goldenberg (34)         Vice President,          Director, Legal Affairs of the Investment Manager;
                                 Secretary                from April 1998 to May 2000, Global Director of
                                                          Compliance for SSB Citi Asset Management Group;
                                                          from June 1996 to April 1998, Associate General
                                                          Counsel of Smith Barney Asset Management; prior
                                                          thereto, Branch Chief and  Senior Counsel in the
                                                          Division of Investment Management at the
                                                          Securities and Exchange Commission in Washington,
                                                          D.C.

Bernard J. Grzelak(29)           Treasurer                Vice President of the Investment Manager; from
                                                          August 1993 to September 2000, a Manager with
                                                          Deloitte & Touche LLP.

-----------

* An "interested person" of the Fund as defined in the 1940 Act.



          The Fund has a standing nominating committee comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.

          Prior to January 1, 2000, the Fund paid each Director who is not an employee or affiliated person of the Investment Manager its allocable portion of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., another multi-portfolio fund advised by the Investment Manager, and reimbursed them for travel and out-of-pocket expenses. The aggregate amount of compensation paid to each Director by the Fund for the year ended December 31, 1999, was as follows:


                                                  Total Compensation From
                       Aggregate Compensation          the Fund and
Name of Director          From the Fund           Lazard Retirement Series, Inc.
-----------------      ----------------------     ------------------------------

John J. Burke               $17,800                         $24,000
Kenneth S. Davidson         $17,800                         $24,000
Norman Eig                  N/A                             N/A
Carl Frischling             $17,800                         $24,000
Herbert W. Gullquist        N/A                             N/A
William Katz                $17,800                         $24,000
Lester Z. Lieberman         $17,800                         $24,000
Richard Reiss, Jr.          $17,800                         $24,000
John Rutledge               $17,800                         $24,000


          Effective January 1, 2000, each Director who is not an employee or affiliated person of the Investment Manager is paid a quarterly fee of $7,500, plus $2,500 per meeting attended for the Fund and Lazard Retirement Series, Inc. and is reimbursed for travel and other out-of-pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and Lazard Retirement Series, Inc. also receives an annual fee of $5,000.

          The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager.

INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENTS

          Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment management agreement with the Fund on behalf of the Portfolio (the "Management Agreement"). Pursuant to the Management Agreement, Lazard Asset Management regularly provides the Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

          Lazard Asset Management is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking and related services, including investment management. It is a major underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to utilities. Lazard Asset Management and its affiliates provide investment management services to client discretionary accounts with assets as of September 30, 2000 totaling approximately $71.6 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios. As of April 3, 2000, Lazard Asset Management held voting and dispositive power with respect to a sufficient number of shares of each such Portfolio held by client accounts as to be considered a controlling person of such Portfolio.

          Each of the Fund, Lazard Asset Management and Lazard have adopted a Code of Ethics that permits its personnel, subject to such Code, to invest in securities, including securities that may be purchased or held by a Portfolio of the Fund. The Lazard Asset Management Code of Ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the Code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Lazard Asset Management employees does not disadvantage any Fund Portfolio.

          Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolio such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of the Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays the Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolio, may render investment advice, management and other services to others.

          As compensation for its services, the Portfolio has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rate of .40% of the average daily value of the net assets of the Portfolio.

          The Management Agreement provides that the Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to the Portfolio will be charged against the assets of the Portfolio. Other expenses of the Fund will be allocated among the Fund's Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by the Portfolio include, but are not limited to, clerical salaries, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders.

          The Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of the Portfolio, or, upon not less than 60 days' notice, by the Investment Manager. The Management Agreement provides for automatic termination in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

ADMINISTRATOR AND CUSTODIAN

          The Fund has engaged State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolio. The Portfolio will bear the cost of such administrative expenses at the annual rate of $37,500 plus .02% of the value of the Portfolio's average daily net assets up to $1 billion and .01% of the value of such assets over $1 billion.

          State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of the Portfolio; receives and delivers all assets for the Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell.

DISTRIBUTOR

          Lazard serves as the distributor of the Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates Lazard to pay certain expenses in connection with the offering of Portfolio shares. After the prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Lazard also will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors.

                        DETERMINATION OF NET ASSET VALUE

          Net asset value per share of the Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the Portfolio's total assets, less all liabilities, by the total number of Portfolio shares outstanding.

          The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m., New York time). Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

          All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of the Portfolio also may be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

                             PORTFOLIO TRANSACTIONS

GENERAL

          Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for the Portfolio. In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Investment Manager seeks the best overall terms available, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

          Purchases and sales of portfolio securities on a securities exchange are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board has determined that securities transactions for the Portfolio may be executed through Lazard if, in the judgment of the Investment Manager, the use of Lazard is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, Lazard charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

          Purchase and sale orders for securities held by the Portfolio may be combined with those for other Portfolios of the Fund in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

RESEARCH AND STATISTICAL INFORMATION

          When it can be done consistently with the policy of obtaining the best overall terms available, the Investment Manager may select brokers or dealers who supply market quotations to the Fund's custodian for valuation purposes, or who supply research, market and statistical information to the Investment Manager. Although such research, market and statistical information may be useful to the Investment Manager, it is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Management Agreement with the Fund on behalf of the Portfolio. Such information may be useful to the Investment Manager in providing services to both the Portfolio and clients other than the Portfolio, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Manager in carrying out its obligations to the Portfolio. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Fund's Portfolios or (ii) who provide services to the Fund at no fee or for a reduced fee.

                        HOW TO BUY AND HOW TO SELL SHARES

          GENERAL. The minimum initial investment is $1,000,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund or Lazard and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          Securities dealers and other institutions effecting transactions in Portfolio shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. The Fund and Lazard reserve the right to reject any purchase order. All funds will be invested in full and fractional shares. Stock certificates will not be issued.

          Shares of the Portfolio may be purchased in exchange for securities which are permissible investments of the Portfolio, subject to the Investment Manager's determination that the securities are acceptable. Securities accepted in exchange for Portfolio shares will be valued at the mean between their bid and asked quotations. In addition, securities accepted in exchange for Portfolio shares are required to be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, The Nasdaq Stock Market, a recognized non-U.S. exchange or non-Nasdaq listing with at least two market makers.

          PURCHASES THROUGH THE TRANSFER AGENT. Orders for Portfolio shares will become effective at the net asset value per share next determined after receipt by the Transfer Agent or other agent of a check drawn on any member of the Federal Reserve System or after receipt by the Custodian or other agent of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value.

          By investing in the Portfolio, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares.

          PURCHASES THROUGH A LAZARD BROKERAGE ACCOUNT. Shares of the Portfolio are sold by Lazard only to customers of Lazard without a sales charge, on a continuous basis at the net asset value of the Portfolio next determined after receipt of a purchase order by Lazard. Payments must be made to Lazard by the settlement date. Because Lazard does not forward investors' funds until the business day on which the order is settled, it may benefit from temporary use of these funds. Please contact your Lazard account representative for specific instructions on how to purchase Portfolio shares through your Lazard brokerage account.

          AUTHORIZED BROKERS. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.

          REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the rights to make payments in whole or part in securities (which may include non-marketable securities) or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

                           DIVIDENDS AND DISTRIBUTIONS

          The Fund intends to declare as a dividend on the outstanding shares of the Portfolio substantially all of the Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time). Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the Portfolio ordinarily will be paid on the last business day of each month. Shareholders who redeem all their shares prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid. Shareholders of the Portfolio who redeem only a portion of their shares will be entitled to all dividends that are declared but unpaid on the redeemed shares on the next dividend payment date.

          Investment income for the Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium.

          Net realized capital gains, if any, will be distributed at least annually and may be declared and paid twice annually. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS. The Portfolio forwards to the Fund's custodian the monies for dividends to be paid in cash on the payment date.

                                    TAXATION

          The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Code, and to continue to so qualify, if such qualification is in the best interests of its shareholders. The Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to the Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, the Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of the Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

          A dividend or capital gains distribution with respect to shares held by a tax-deferred or qualified plan, such as an IRA, 403(b)(7) retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the income earned by the qualified plan.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, gain or loss realized by the Portfolio from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

          Offsetting positions held by the Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

          If the Portfolio were treated as entering into straddles by reason of its future or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

          If the Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively.

          Investment by the Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PERFORMANCE INFORMATION

          Current yield is computed pursuant to a formula which operates as follows: The amount of the Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with the regulatory requirements) by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of the Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2. The Portfolio's "actual distribution rate" is computed in the same manner as yield, except that actual income dividends declared per share during the period in question is substituted for net investment income per share.

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n" the root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          Total return is calculated by subtracting the amount of the Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          The Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by the Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing the Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          From time to time, the Fund may compare the Portfolio's performance against one or more broad-based indices or data from Lipper Analytical Services, Inc., Money Magazine, Morningstar, Inc. and other industry publications. In addition, the Fund may compare the Portfolio's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

          No performance data is provided for the Portfolio which had not commenced operations as of the date of this Statement of Additional Information.


                    INFORMATION ABOUT THE FUND AND PORTFOLIO

          On January 1, 1992, the Fund on behalf of its Equity Portfolio acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, Inc. ("Scudder Fund"), an open-end, diversified management investment company. Lazard has agreed to indemnify Scudder Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund would be so permitted by the Maryland General Corporation Law, subject to the limitations of the 1940 Act. In addition, the Fund has agreed to indemnify, with respect to the Equity Portfolio, the Scudder Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by the Scudder Fund. If, however, the Fund (or the Equity Portfolio) ceases to exist, Lazard has agreed, in lieu of the Fund, to so indemnify to so indemnify the directors and officers of Scudder Fund.

          A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

          Certain of the shareholders are investment management clients of the Investment Manager that have entered into agreements with the Investment Manager pursuant to which the Investment Manager has investment discretion and voting power over any assets held in the clients' accounts, including shares of the Portfolio. For purposes of the list above, the Fund considers the Investment Manager to be a beneficial owner of Portfolio shares held in management accounts on behalf of its investment management clients.

          As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or the Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

          Each Portfolio share is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of the Portfolio, shares of the Portfolio are entitled to receive the assets attributable to such Class of the Portfolio that are available for distribution.

          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.

                        COUNSEL AND INDEPENDENT AUDITORS

          Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982.

          Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, has been selected as the independent auditors for the Fund.

                             ADDITIONAL INFORMATION

          The Fund's Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

          A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Portfolio. For information on the special monthly summary of accounts, contact the Fund.

                                    APPENDIX

          Description of certain ratings.

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

          Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

          The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

          The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the additional of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted within a plus sign (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities of fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bond which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                             THE LAZARD FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)(1)   Articles of Incorporation1
         (a)(2)   Articles of Amendment7
         (a)(3)   Articles Supplementary7
         (b)      By-Laws1
         (d)(1) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity Portfolio4
         (d)(2) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Fixed-Income Portfolio4
         (d)(3) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Bond Portfolio4
         (d)(4) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Strategic Yield Portfolio4
         (d)(5)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with
                  respect to the Lazard Small Cap Portfolio4
         (d)(6) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Equity Portfolio4
         (d)(7) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Emerging Market Portfolio3
         (d)(8) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Small Cap Portfolio3
         (d)(9) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Global Equity Portfolio5
         (d)(10)  N/A
         (d)(11)  N/A
         (d)(12) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mid Cap Portfolio8
         (d)(13) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard High Yield Portfolio8
         (d)(14)  N/A
         (e)      Distribution Agreement, as revised7
         (g)      Form of Custodian Agreement2
         (h)(1)   Form of Transfer Agency and Service Agreement2
         (h)(2) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company5
         (i)      Opinion and Consent of Counsel6
         (j)      Consent of Independent Auditors11
         (m)      Distribution and Servicing Plan8
         (n)      N/A
         (o)      Rule 18f-3 Plan7
         (p)      Code of Ethics10
               Other Exhibits:
               Power of Attorney of Board Members9

---------------
     1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission (the "SEC") on May 20, 1991.

     2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the SEC on July 23, 1991.

     3. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the SEC on September 1, 1993.

     4. Incorporated by reference from Registrant's Post-Effective Amendment No. 6 filed with the SEC on March 31, 1994.

     5. Incorporated by reference from Registrant's Post-Effective Amendment No. 8 filed with the SEC on October 13, 1995.

     6. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the SEC on December 27, 1995.

     7. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the SEC on August 15, 1996.

     8. Incorporated by reference from Registrant's Post-Effective Amendment No. 15 filed with the SEC on October 31, 1997.

     9. Incorporated by reference from Registrant's Post-Effective Amendment No. 19 filed with the SEC on May 1, 2000.

     10. Incorporated by reference from Registrant's Post-Effective Amendment No. 20 filed with the SEC on August 15, 2000.

     11.  To be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant

          None.

Item 25.  Indemnification

          Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the SEC:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In such event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Investment Management Agreements and the Distribution Agreement filed as Exhibits (d) and (e), respectively.


Item 26. Business and Other Connections of Investment Advisers

         The description of the Investment Manager under the Captions "Fund Management - Investment Manager" in the Prospectus and "Management" in the Statement of Additional Information consituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Freres & Co. LLC, the Registrant's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Freres & Co. LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568).


Item 27.  Principal Underwriters

(a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: Lazard Retirement Series, Inc.; American AAdvantage Fund; International Equity Fund; AmSouth International Equity Fund; Fortis Series Fund, Inc. Lazard International Stock Series; EQ Advisors Trust Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio; Frank Russell Funds Fixed Income III Portfolio and Multistrategy Bond Portfolio; JNL Series Trust Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; The Managers Funds Managers International Equity Fund; Members Mutual Funds Members International Stock Fund; Nationwide Investing Foundation III Prestige Advisor Series Prestige International Fund; Nationwide Separate Account Trust Nationwide Small Company Fund; New Covenant Growth Fund; Pacific Select Fund Mid Cap Value Fund; The Target Funds Target International Equity Portfolio and Target Small Capitalization Value Portfolio; The Target Portfolio Trust Target International Equity Portfolio and Target Small Capitalization Value Portfolio; Prudential Diversified Funds Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund; Style Select Series, Inc. Small-Cap Value Portfolio; TIFF Investment Program, Inc. TIFF Emerging Markets Fund; and Travelers Series Trust Lazard International Stock Portfolio.

   (b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568) and the information contained in the Form BD filed with the SEC pursuant to the Securities Exchange Act of 1934 by Lazard Freres & Co. LLC (SEC File No. 8-2595).

   (c)   Not applicable.

Item 28. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10112.


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         None




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 2000.

                             THE LAZARD FUNDS, INC.
                                        (Registrant)

                               By:   /S/HERBERT W. GULLQUIST*
                                     Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/Herbert W. Gullquist*      President (Principal            December 12, 2000
-----------------------       Executive, Financial
Herbert W. Gullquist          and Accounting Officer)
                              and Director

/S/Norman Eig*                Director                        December 12, 2000
--------------
Norman Eig

/s/ John J. Burke*            Director                        December 12, 2000
------------------
John J. Burke

/s/ Lester Z. Lieberman*      Director                        December 12, 2000
-----------------------
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*       Director                        December 12, 2000
------------------------
 Richard Reiss, Jr.

/s/ John Rutledge*            Director                        December 12, 2000
-----------------------
John Rutledge

/s/ Kenneth S. Davidson*      Director                        December 12, 2000
------------------------
   Kenneth S. Davidson

/s/ Carl Frischling*          Director                        December 12, 2000
-----------------------
   Carl Frischling

/s/ William Katz*             Director                        December 12, 2000
----------------------
   William Katz

*By:/s/ David M. Goldenberg, Esq.
        ------------------------
 Attorney-in-fact, David M. Goldenberg, Esq.